SCHEDULE OF OPTIONS FAIR VALUE ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Dividend yield	0.00%	0.00%
Maximum [Member]
Fair value of common stock on measurement date	$ 0.99	$ 1.00
Risk free interest rate	3.83%	3.83%
Volatility	232.05%	232.05%
Expected term	6 years	6 years
Minimum [Member]
Fair value of common stock on measurement date	$ 0.29	$ 0.32
Risk free interest rate	3.30%	3.30%
Volatility	92.54%	92.54%
Expected term	3 years 6 months	3 years 6 months